Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cost of revenue and operating expenses:
Loss from operations	$ (5,000)
Other income (expense)
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)		$ (2,134,199)
Other comprehensive income (loss):
Basic net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)			$ (2,134,199)
Diluted net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)			$ (2,134,199)
Basic weighted average shares outstanding (in shares)	1	1			1
Diluted weighted average shares outstanding (in shares)	1	1			1
Adagio Medical Inc
Revenue					$ 280,000	$ 181,000		$ 300,000	$ 189,000
Cost of revenue and operating expenses:
Cost of revenue					1,224,000	719,000		1,306,000	875,000
Research and development					6,334,000	9,207,000		15,399,000	17,855,000
Selling, general and administrative					8,196,000	3,783,000		11,537,000	5,372,000
Total cost of revenue and operating expenses					15,754,000	13,709,000		28,242,000	24,102,000
Loss from operations					(15,474,000)	(13,528,000)		(27,942,000)	(23,913,000)
Other income (expense)
Convertible notes fair value adjustment					3,966,000	(3,033,000)		(6,930,000)
Warrant liabilities fair value adjustment					14,000	(60,000)		(42,000)
Interest expense					(1,514,000)	(597,000)		(1,659,000)	(137,000)
Interest income					3,000			3,000	39,000
Other (expense) income, net					(38,000)	10,000		(20,000)	338,000
Total other income (expense), net			1,506,000	$ (2,295,000)	2,431,000	(3,680,000)	$ (5,360,000)	(8,648,000)	240,000
Net loss			(7,309,000)	(8,949,000)	(13,043,000)	(17,208,000)	(27,969,000)	(36,590,000)	(23,673,000)
Other comprehensive income (loss):
Foreign currency translation adjustment					5,000	(5,000)		(11,000)	24,000
Comprehensive loss			$ (7,306,000)	$ (8,953,000)	$ (13,038,000)	$ (17,213,000)	$ (27,970,000)	$ (36,601,000)	$ (23,649,000)
Basic net loss per common share (in dollars per share)			$ (9.37)	$ (11.82)	$ (16.72)	$ (22.67)	$ (36.83)	$ (48.16)	$ (31.50)
Diluted net loss per common share (in dollars per share)			$ (9.37)	$ (11.82)	$ (16.72)	$ (22.67)	$ (36.83)	$ (48.16)	$ (31.50)
Basic weighted average shares outstanding (in shares)					779,908	758,942		759,814	751,568
Diluted weighted average shares outstanding (in shares)					779,908	758,942		759,814	751,568